Institutional [Member] Investment Strategy - Institutional - BlackRock GA Dynamic Equity Fund	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The Fund seeks to achieve its investment objective by investing in both equity and fixed-income securities, including money market securities and other short-term securities or instruments, of issuers located around the world. Equity securities include common stock, preferred stock, American Depository Receipts, or securities or other instruments whose price is linked to the value of common stock. The combination of equity securities will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The Fund may also purchase convertible securities. The Fund may invest in the securities of companies of any market capitalization. The Fund may also invest in Real Estate Investment Trusts.
Generally, the Fund seeks diversification across markets, industries and issuers. In making investment decisions, Fund management seeks to identify the long term trends and changes that Fund management believes could benefit particular markets, industries and/or issuers relative to other markets, industries and/or issuers, respectively. Fund management will consider a variety of factors when selecting the markets, such as the rate of economic growth, natural resources, capital reinvestment and the social and political environment.
The Fund may invest in developed and emerging markets, including frontier markets. This flexibility allows Fund management to look for investments in markets around the world that it believes will provide the best relative asset allocation to meet the Fund’s objective.
In pursuing its investment objective, the Fund may utilize short positions. The Fund expects to implement short positions through short sales of any instrument that the Fund may purchase for investment or by using options, swaps, futures, forwards, contracts for difference or other derivative instruments.
With respect to the Fund’s fixed-income investments, the Fund may invest in all types of debt securities, including, but not limited to, U.S. and foreign government bonds, corporate bonds and convertible bonds, structured notes, credit-linked notes, loan assignments and participations, mortgage- and asset-backed securities, and securities issued or guaranteed by certain international organizations such as the World Bank. The Fund may invest in “junk” bonds, corporate loans and distressed securities. These securities offer the possibility of relatively higher returns but are significantly riskier than higher rated debt securities. The Fund may invest in debt securities of any maturity or duration.
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps that may be referred to as contracts for difference), credit default swaps and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. Derivatives are financial instruments whose value is derived from another security, a commodity, a currency or an index. The Fund has the ability to use forward currency contracts and other currency derivatives. From time to time, the Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy. The Fund may also invest in non-U.S. currencies, however, the Fund may underweight or overweight a currency based on the Fund management team’s outlook. The Fund may invest in indexed and inverse securities.
The Fund may invest a portion of its assets in securities related to real assets (like real estate- or precious metals-related securities) such as stock, bonds or convertible bonds issued by real estate investment trusts or companies that mine precious metals. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities. The Fund may gain exposure to commodity markets by investing up to 25% of its total assets in Cayman GA Dynamic Equity Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments.